Other Long-Term Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Interest and penalties on freight tax expenses (recoveries)	$ 0.8	$ 1.3